JLS	Nuveen Mortgage Opportunity Term Fund Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 136.0% (96.5% of Total Investments)

	MORTGAGE-BACKED SECURITIES – 122.0% (86.5% of Total Investments)

$3,200	280 Park Avenue Mortgage Trust, Series 2017-280P, 144A, (1-Month LIBOR reference rate + 2.119% spread), (3)	4.592%	9/15/34	BB–	$3,209,990
1,056	Angel Oak Mortgage Trust, Series 2016-1, 144A	3.500%	7/25/46	N/R	1,054,593
293	Angel Oak Mortgage Trust, Series 2016-1, 144A	3.644%	1/25/47	AAA	292,511
851	Angel Oak Mortgage Trust, Series 2017-2, 144A	2.478%	7/25/47	AAA	844,994
1,313	Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6	6.000%	7/25/46	N/R	1,156,018
745	Banc of America Merrill Lynch Large Loan Inc., Commercial Mortgage Pass-Through Certificates, Series 2018-DSNYD, 144A, (1-Month LIBOR reference rate + 1.700% spread), (3)	4.173%	9/15/34	BBB–	743,705
4,627	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2007 AA1 2A1, (1-Month LIBOR reference rate + 0.180% spread), (3)	2.657%	3/25/37	Caa3	4,517,338
2,780	Bellemeade Re 2019-1 Ltd, 144A, (1-Month LIBOR reference rate + 1.30% spread), (3)	3.777%	3/25/29	N/R	2,780,000
2,195	BENCHMARK 2018-B1 Mortgage Trust, 144A	2.750%	1/15/51	BBB–	1,792,122
1,350	Bunker Hill Loan Depositary Trust 2019-1, 144A	3.817%	10/26/48	AA+	1,349,061
2,769	Chaseflex Trust Series 2007-2, (1-Month LIBOR reference rate + 0.280% spread), (3)	2.757%	5/25/37	B3	2,645,034
730	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-GC29, 144A	3.110%	4/10/48	BBB–	645,486
981	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CD3, 144A	3.250%	2/10/50	BBB–	836,293
516	Citigroup Mortgage Loan Inc., Mortgage Pass-Through Certificates, Series 2006- AR2	4.814%	3/25/36	Caa2	487,848
1,393	Civic Mortgage LLC, 144A	3.892%	6/25/22	N/R	1,390,083
1,205	COLT 2018-3 Mortgage Loan Trust, Series OLT 2018-3, 144A	4.283%	10/26/48	BBB	1,205,899
1,497	COLT 2019-1 Mortgage Loan Trust, 144A	3.705%	3/25/49	AAA	1,502,445
315	Commercial Mortgage Pass-Through Certificates 2012-CR3, 144A	4.911%	10/15/45	A–	308,045
3,250	Commercial Mortgage Pass-Through Certificates Series CR5 A4, 144A	4.465%	12/10/45	Baa3	3,079,263
2,700	Commercial Mortgage Pass-Through Certificates, Series 2017-CR9, 144A	4.398%	7/10/45	BBB–	2,390,909
2,059	Connecticut Avenue Securities Trust 2019-R01, 144A, (1-Month LIBOR reference rate + 0.850% spread), (3)	3.327%	7/25/31	Aaa	2,059,190
4,335	Core Industrial Trust, Series 2015-CALW, 144A	3.979%	2/10/34	B	4,316,327
1,028	Countrywide CHL Mortgage Pass-Through Trust 2006-HYB1	4.074%	3/20/36	Caa3	955,009
602	Countrywide CHL Mortgage Pass-Through Trust Series 2005-HY10	4.457%	2/20/36	N/R	560,252
3,910	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C1, 144A	3.937%	4/15/50	BBB–	3,548,736
1,526	CSMC 2018-RPL8 Trust, Series SMC 2018-RPL8, 144A	4.125%	7/25/58	N/R	1,531,184
3,825	Drive Auto Receivables Trust 2017-3, Series DRIVE 2017-3D, (1-Month LIBOR reference rate + 1.350% spread), (3)	3.827%	3/25/29	Aaa	3,858,307
2,093	Eagle RE 2018-1 Limited, Series EMIR 2018-1, 144A, (1-Month LIBOR reference rate + 1.700% spread), (3)	4.177%	11/25/28	N/R	2,100,680
3,155	Fannie Mae Connecticut Avenue Securities	6.227%	10/25/30	N/R	3,133,030
1,120	Fannie Mae Connecticut Avenue Securities , Series 2014-C04, (1-Month LIBOR reference rate + 4.900% spread), (3)	7.377%	11/25/24	A2	1,256,790
4,117	Fannie Mae Connecticut Avenue Securities , Series 2016-C03, (1-Month LIBOR reference rate + 5.900% spread), (3)	8.377%	10/25/28	BB	4,657,825
5,400	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.200% spread), (3)	4.677%	8/25/30	Aaa	5,384,143
4,165	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.550% spread), (3)	5.027%	12/25/30	B	4,191,075
1,650	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 3.000% spread), (3)	5.477%	10/25/29	Ba2	1,741,131
2,325	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 3.550% spread), (3)	4.766%	7/25/29	Aaa	2,497,496

JLS	Nuveen Mortgage Opportunity Term Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$3,638	Fannie Mae Connecticut Avenue Securities, Series 2013-C01, (1-Month LIBOR reference rate + 5.250% spread), (3)	7.727%	10/25/23	A–	$4,109,313
7,445	Fannie Mae Connecticut Avenue Securities, Series 2018-C06, (1-Month LIBOR reference rate + 2.000% spread), (3)	4.477%	3/25/31	B	7,382,248
1,755	Fannie Mae REMIC Pass-Through Certificates	0.000%	6/25/36	N/R	1,516,143
3,592	Fannie Mae, Connecticut Ave Securities, Series 2015-C04, (1-Month LIBOR reference rate + 5.550% spread), (3)	8.027%	4/25/28	BB	4,020,680
386	Fannie Mae, Connecticut Ave Securities, Series 2015-C04, (1-Month LIBOR reference rate + 5.700% spread), (3)	8.177%	4/25/28	BB–	441,103
1,184	Fannie Mae, Connecticut Avenue Securities, Series 2015-C01, (1-Month LIBOR reference rate + 4.300% spread), (3)	6.777%	2/25/25	BBB–	1,290,795
1,418	Fannie Mae, Connecticut Avenue Securities, Series 2015-C01, (1-Month LIBOR reference rate + 4.550% spread), (3)	7.027%	2/25/25	A–	1,517,324
2,272	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03, (1-Month LIBOR reference rate + 5.000% spread), (3)	7.477%	7/25/25	BBB–	2,495,911
2,120	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03, (1-Month LIBOR reference rate + 5.000% spread), (3)	7.477%	7/25/25	BB–	2,362,168
3,425	Fannie Mae, Connecticut Avenue Securities, Series 2016-C04, (1-Month LIBOR reference rate + 4.250% spread), (3)	6.727%	1/25/29	AAA	3,767,834
4,148	Fannie Mae, Connecticut Avenue Securities, Series 2016-C05, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.927%	1/25/29	Aaa	4,539,814
3,800	Fannie Mae, Connecticut Avenue Securities, Series 2016-C06, (1-Month LIBOR reference rate + 4.250% spread), (3)	6.727%	4/25/29	BB	4,209,172
1,645	Fannie Mae, Connecticut Avenue Securities, Series 2017-C04, (1-Month LIBOR reference rate + 2.850% spread), (3)	5.327%	11/25/29	B	1,705,475
5,114	Fannie Mae, Connecticut Avenue Securities, Series 2017-C04, (1-Month LIBOR reference rate + 5.050% spread), (3)	7.527%	11/25/29	N/R	5,640,684
3,380	Fannie Mae, Connecticut Avenue Securities, Series 2017-C05, (1-Month LIBOR reference rate + 2.200% spread), (3)	4.677%	1/25/30	B1	3,421,290
3,600	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 3.650% spread), (3)	6.127%	9/25/29	Aaa	3,876,241
3,400	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.927%	2/25/30	N/R	3,580,220
2,035	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.927%	5/25/30	N/R	2,133,981
1,815	Fannie Mae, Connecticut Avenue Securities, Series 2017-C07, (1-Month LIBOR reference rate + 2.500% spread), (3)	4.977%	5/25/30	B	1,843,335
4,414	Fannie Mae, Connecticut Avenue Securities, Series 2017-C07, (1-Month LIBOR reference rate + 4.000% spread), (3)	6.477%	5/25/30	N/R	4,586,031
3,400	Fannie Mae, Connecticut Avenue Securities, Series 2018-C01, (1-Month LIBOR reference rate + 2.250% spread), (3)	4.727%	7/25/30	B	3,419,301
2,407	FHLMC STACR 2018-SPI1, 144A	3.744%	2/25/48	BBB–	2,408,173
2,076	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Ca	1,645,377
1,293	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Ca	1,025,088
1,432	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates Series 2005-A7	4.382%	9/25/35	N/R	1,369,925
17,710	Freddie Mac Collateralized Mortgage REMIC Series 4338, (I/O)	2.568%	6/25/42	N/R	1,960,915
4,045	Freddie Mac Mortgage Trust, Multifamily Mortgage-Pass Through Certificates, Series K720, 144A	3.506%	7/25/22	Baa3	3,981,443
3,250	Freddie Mac Multifamily Aggregation Period Risk Transfer Trust, Series 2017-KT01, 144A	4.566%	2/25/20	N/R	3,237,909
1,531	Freddie Mac Multifamily Mortgage Trust, Structured Pass Through Certificates, Series 2013-K31, 144A	3.743%	7/25/46	Baa1	1,533,439
3,160	Freddie Mac Multifamily Mortgage Trust, Structured Pass Through Certificates, Series 2015-K44, 144A	3.808%	1/25/48	BBB–	3,094,349
1,288	Freddie Mac Multifamily Mortgage Trust, Structured Pass Through Certificates, Series 2016-K54, 144A	4.189%	4/25/48	BBB–	1,270,292
1,299	Freddie Mac Multifamily Mortgage Trust, Structured Pass Through Certificates, Series 2016-K56, 144A	4.073%	6/25/49	BBB–	1,269,894
1,400	Freddie Mac Multifamily Mortgage Trust, Structured Pass Through Certificates, Series 2016-K722, 144A	3.970%	7/25/49	BBB–	1,378,691

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$1,305	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K68, 144A	3.976%	10/25/49	Baa2	$1,251,875
980	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K724, 144A	3.601%	11/25/23	BBB	968,552
1,740	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K725, 144A	4.012%	2/25/50	BBB	1,717,709
1,095	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K728, 144A	3.854%	10/25/49	BBB	1,040,843
905	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K728, 144A	3.764%	11/25/50	BBB–	882,065
1,263	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-KF30, 144A, (1-Month LIBOR reference rate + 3.250% spread), (3)	5.745%	3/25/27	N/R	1,285,364
1,390	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-KF33, 144A	4.117%	12/25/50	BBB–	1,340,516
945	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-KF33, 144A, (1-Month LIBOR reference rate + 2.550% spread), (3)	5.045%	6/25/27	N/R	948,976
1,931	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-KF40, 144A, (1-Month LIBOR reference rate + 2.700% spread), (3)	5.195%	11/25/27	N/R	1,951,277
4,406	Freddie Mac Multifamily Structured Pass-Through Certificates FHMS K068, (I/O)	2.130%	10/25/44	N/R	633,325
6,745	Freddie Mac Multifamily Structured Pass-Through Certificates FHMS K068, (I/O)	2.064%	10/25/44	N/R	945,395
22,841	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, (I/O)	1.714%	7/25/41	N/R	1,436,062
16,460	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K034, (I/O)	1.781%	9/25/41	N/R	1,137,009
4,220	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K061, (I/O)	2.205%	5/25/27	N/R	599,462
6,516	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K065, (I/O)	2.257%	7/25/45	N/R	958,842
5,320	Freddie Mac Multifamily Structured Pass-Through Certificates, Series HMS K080, (I/O)	2.343%	8/25/45	N/R	902,574
1,630	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)	2.910%	1/25/43	N/R	79,252
775	Freddie Mac Multifamily Trust, Structured Pass-Through Certificates, Series 2014-K37, 144A	4.714%	1/25/47	A+	805,881
1,380	Freddie Mac Stacr Trust 2018-HQA2, Series STACR 2018-HQA2, 144A, (1-Month LIBOR reference rate + 2.300% spread), (3)	4.777%	10/25/48	B+	1,364,673
3,930	Freddie Mac STACR Trust 2019-DNA1, 144A, (1-Month LIBOR reference rate + 0.900% spread), (3)	3.377%	1/25/49	BBB+	3,935,000
2,313	Freddie Mac STACR Trust 2019-DNA1, 144A, (1-Month LIBOR reference rate + 2.650% spread), (3)	5.127%	1/25/49	B+	2,349,815
1,155	Freddie Mac Stacr Trust 2019-HQA1, 144A, (1-Month LIBOR reference rate + 2.350% spread), (3)	4.827%	2/25/49	B+	1,162,775
3,800	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 2.650% spread), (3)	5.127%	12/25/29	B+	3,903,014
3,300	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 3.900% spread), (3)	6.377%	12/25/27	A2	3,579,634
4,900	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 3.900% spread), (3)	6.377%	4/25/29	B+	5,409,828
3,910	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 4.350% spread), (3)	6.827%	9/25/30	N/R	4,026,601
4,600	Freddie Mac Structured Agency Credit Risk Debt Notes, Series STACR 2018-DNA1	5.627%	7/25/30	Aaa	4,456,061
5,800	Freddie Mac Structured Agency Credit Risk Debt Notes, Series STACR 2018-HQA1, (1-Month LIBOR reference rate + 2.300% spread), (3)	4.777%	9/25/30	B	5,805,448
1,975	FREMF 2012-K21 Mortgage Trust, 144A	4.068%	7/25/45	BBB+	2,010,402
4,362	FREMF 2016-K504 Mortgage Trust, 144A	3.134%	9/25/20	N/R	4,346,173
895	FREMF 2018-K730 Mortgage Trust, 144A	3.926%	2/25/50	BBB	877,567
1,115	FREMF 2018-K731 Mortgage Trust, 144A	3.910%	2/25/25	BBB	1,122,961

JLS	Nuveen Mortgage Opportunity Term Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$2,266	FREMF 2018-K732 Mortgage Trust, 144A	4.194%	5/25/25	Baa3	$2,245,186
1,160	FREMF 2018-K733 Mortgage Trust, 144A	4.218%	9/25/25	Baa1	1,172,782
1,795	GCAT 2018-1 LLC, 144A	3.844%	6/25/48	N/R	1,792,080
2,355	General Electric Co, Series GSMS 2018-3PCK, 144A, (1-Month LIBOR reference rate + 2.250% spread), (3)	4.723%	9/15/31	AA–	2,359,507
301	Ginnie Mae Mortgage Pool	3.000%	1/20/40	N/R	296,082
450	Ginnie Mae Mortgage Pool	3.000%	2/16/40	N/R	443,455
1,760	Ginnie Mae Mortgage Pool	3.000%	11/20/41	N/R	1,716,838
1,535	Ginnie Mae Mortgage Pool	2.500%	9/20/42	N/R	1,360,799
1,650	Ginnie Mae Mortgage Pool	3.500%	8/16/43	N/R	1,691,299
783	Ginnie Mae Mortgage Pool	3.000%	3/20/44	N/R	756,719
2,557	Ginnie Mae Mortgage Pool	3.500%	8/20/44	N/R	2,599,203
2,542	Ginnie Mae Mortgage Pool	3.000%	9/20/44	N/R	2,493,650
9,153	Ginnie Mae Mortgage Pool, (I/O)	3.000%	12/16/27	N/R	787,012
1,814	GMAC Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AR5	3.235%	9/19/35	C	1,350,118
1,963	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AF2	6.000%	12/25/35	N/R	1,893,004
1,440	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1	4.264%	4/19/36	N/R	1,299,602
2,784	Goldman Sachs GSAA Home Equity Trust, Series 2007-8, (1-Month LIBOR reference rate + 0.450% spread), (3)	2.927%	8/25/37	B1	2,593,299
1,275	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2017-500K, 144A, (1-Month LIBOR reference rate + 1.800% spread), (3)	4.273%	7/15/32	N/R	1,271,423
2,370	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2017-GS5, 144A	3.509%	3/10/50	BBB–	2,034,973
2,625	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2017-GS6, 144A	3.243%	5/10/50	BBB–	2,168,816
1,710	Goldman Sachs Mortgage Securities Trust, Series 2014-GC18	5.157%	1/10/47	A3	1,780,438
685	Government National Mortgage Association Pool, (I/O)	4.500%	10/20/39	N/R	69,371
1,658	GSR Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-AR2	4.277%	5/25/37	D	1,438,303
1,570	Home Re 2018-1 Ltd, Series HMIR 2018-1, 144A, (1-Month LIBOR reference rate + 1.250% spread), (3)	3.727%	2/25/47	A	1,576,557
1,570	Home Re 2018-1 Ltd, Series HMIR 2018-1, 144A, (1-Month LIBOR reference rate + 1.600% spread), (3)	3.830%	10/25/28	N/R	1,572,963
1,156	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3	3.578%	7/25/37	N/R	1,059,317
2,079	IndyMac INDX Mortgage Loan Trust, Series 07-AR5	3.821%	5/25/37	Ca	1,927,204
2,609	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11	3.939%	8/25/35	Caa3	2,321,932
557	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A5	6.000%	1/25/37	Caa3	403,064
1,705	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-C5, 144A	5.547%	8/15/46	Baa3	1,704,077
1,590	JPMorgan Mortgage Acquisition Trust, Series 2006-A6	4.396%	10/25/36	N/R	1,462,949
2,480	LSTAR Securities Investment Trust 2019-1, 144A, (1-Month LIBOR reference rate + 1.700% spread), (3)	4.202%	3/01/24	N/R	2,480,000
1,134	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2017-6, 144A	4.252%	9/01/22	N/R	1,134,806
936	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2017-8, 144A, (1-Month LIBOR reference rate + 1.650% spread), (3)	4.136%	11/01/22	N/R	936,399
1,521	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2, (H15T1Y reference rate + 2.400% spread), (3)	4.800%	8/25/36	Caa2	1,483,148
2,218	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	4.180%	6/25/37	N/R	1,796,920
3,542	MFRA Trust, Series 2017-NPL1, 144A	3.352%	11/25/47	N/R	3,538,628
972	Millity Mortgage Loan Trust 2018-1, Series MCMLT 2018-1, 144A	3.250%	5/25/62	AAA	968,787
2,232	Millity Mortgage Loan Trust 2018-3, Series MCMLT 2018-3, 144A	3.500%	8/25/58	Aaa	2,251,490
905	Morgan Stanley Capital I Trust 2017-CLS, 144A, (1-Month LIBOR reference rate + 1.950% spread), (3)	4.423%	11/15/34	Ba3	899,894

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$1,525	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21, 144A	5.308%	10/12/52	C	$45,740
5,205	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CLS, 144A, (1-Month LIBOR reference rate + 2.600% spread), (3)	5.073%	11/15/34	B3	5,175,627
5,030	Morgan Stanley Mortgage Capital Holdings LLC, Series 2017-237P, 144A	3.865%	9/13/39	BB–	4,706,254
1,558	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	4.179%	3/25/36	Caa3	1,329,848
336	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-15AR	3.696%	11/25/37	CCC	283,248
144	Mortgage IT Trust 2005-3	3.077%	8/25/35	A+	141,258
2,138	New Residential Mortgage Loan Trust 2018-4, Series NRZT 2018-4A, 144A, (1-Month LIBOR reference rate + 0.900% spread), (3)	3.377%	1/25/48	Aaa	2,123,354
421	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2016-3A, 144A	3.250%	9/25/56	Aaa	420,221
612	Oak Hill Advisors Residential Loan Trust , Series 2017-NPL1, 144A	3.000%	6/25/57	N/R	611,363
1,515	Opteum Mortgage Acceptance Corporation, Asset backed Pass-Through Certificates, Series 2006-1, (1-Month LIBOR reference rate + 0.300% spread), (3)	2.777%	4/25/36	Caa1	1,449,459
2,485	PMT Credit Risk Transfer Trust 2019-1R, 144A, (1-Month LIBOR reference rate + 2.000% spread), (3)	4.484%	3/27/24	N/R	2,490,950
1,858	Pretium Mortgage Credit Partners I 2018-NPL4 LLC, Series PRET 2018-NPL4, 144A	4.826%	9/25/58	N/R	1,873,680
1,768	Pretium Mortgage Credit Partners I 2019-NPL1 LLC, 144A	4.213%	7/25/60	N/R	1,774,384
2,099	PRPM 2018-2 LLC, Series PRPM 2018-2A, 144A	4.000%	8/25/23	N/R	2,103,360
3,430	PRPM 2018-3 LLC, Series PRPM 2018-3A, 144A	4.483%	10/25/23	N/R	3,457,307
1,714	Radnor RE 2019-1 Ltd, 144A, (1-Month LIBOR reference rate + 1.250% spread), (3)	3.727%	2/25/29	N/R	1,713,998
3,147	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA10 A31	4.813%	9/25/35	N/R	2,736,367
2,566	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2007-QS2	6.250%	1/25/37	Caa3	2,316,850
793	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA6	4.529%	5/25/35	N/R	591,937
696	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA1	4.947%	1/25/36	Caa3	622,152
6,717	Residential Asset Mortgage Products, Mortgage Asset-Backed Pass-Through Certificates, Series 2006-NC2, (1-Month LIBOR reference rate + 0.290% spread), (3)	2.767%	2/25/36	Aaa	6,683,470
1,176	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates Series 2007-SA3	5.100%	7/27/37	N/R	1,039,162
786	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates, Series 2006-SA3	5.248%	9/25/36	N/R	625,112
1,344	Residential Funding Mortgage Securities I, Mortgage Pass-Through Certificates, Series 2007-SA2	4.897%	4/25/37	N/R	1,282,124
685	Residential Funding Mortgage Securities Inc. Mortgage Pass-Through Certificates Series 2006-SA2	5.187%	8/25/36	N/R	636,194
2,471	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	4.151%	2/20/47	N/R	2,291,141
230	STACR Trust 2018-HRP1, 144A, (1-Month LIBOR reference rate + 3.750% spread), (3)	6.227%	4/25/43	N/R	235,274
4,729	STACR Trust 2018-HRP1, Series STACR 2018-HRP1, 144A, (1-Month LIBOR reference rate + 1.650% spread), (3)	4.127%	4/25/43	BB–	4,759,442
4,765	Structured Adjustable Rate Mortgage Loan Pass-Through Trust, Series 2007-6 2A1, (1-Month LIBOR reference rate + 0.190% spread), (3)	2.667%	7/25/37	B2	4,580,134
3,378	Structured Agency Credit Risk Debt Notes, 2013-DN2, (1-Month LIBOR reference rate + 4.250% spread), (3)	6.727%	11/25/23	BB+	3,688,870
497	Structured Agency Credit Risk Notes, Series 2015-HQA1	11.277%	3/25/28	N/R	596,128
2,613	Structured Agency Credit Risk Notes, Series 2016-DNA1, (1-Month LIBOR reference rate + 2.900% spread), (3)	5.377%	7/25/28	AA+	2,658,385
4,340	Structured Agency Credit Risk Notes, Series 2016-DNA1, (1-Month LIBOR reference rate + 5.550% spread), (3)	8.027%	7/25/28	Baa1	5,105,343

JLS	Nuveen Mortgage Opportunity Term Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$249	Structured Agency Credit Risk Notes, Series 2016-DNA2, (1-Month LIBOR reference rate + 10.500% spread), (3)	12.977%	10/25/28	N/R	$334,433
1,550	Structured Agency Credit Risk Notes, Series 2016-DNA4, (1-Month LIBOR reference rate + 3.800% spread), (3)	6.277%	3/25/29	BB	1,703,544
4,275	Structured Agency Credit Risk Notes, Series 2016-HQA2, (1-Month LIBOR reference rate + 5.150% spread), (3)	7.627%	11/25/28	Baa3	4,979,623
2,495	Structured Agency Credit Risk Notes, Series 2016-HQA3	11.477%	3/25/29	N/R	3,002,565
1,781	Structured Agency Credit Risk Notes, Series 2016-HQA4, (1-Month LIBOR reference rate + 8.750% spread), (3)	11.227%	4/25/29	N/R	2,063,428
1,000	Structured Agency Credit Risk Notes, Series 2017-DNA2, (1-Month LIBOR reference rate + 3.450% spread), (3)	5.927%	10/25/29	BB	1,080,670
2,925	Structured Agency Credit Risk Notes, Series 2017-DNA3, (1-Month LIBOR reference rate + 2.500% spread), (3)	4.977%	3/25/30	BB–	2,995,361
3,550	Structured Agency Credit Risk Notes, Series 2017-HQA1, (1-Month LIBOR reference rate + 3.550% spread), (3)	6.027%	8/25/29	Ba2	3,818,091
5,450	Structured Agency Credit Risk Notes, Series 2017-HQA1, (1-Month LIBOR reference rate + 5.000% spread), (3)	7.477%	8/25/29	N/R	6,006,600
5,875	Structured Agency Credit Risk Notes, Series 2017-HQA3, (1-Month LIBOR reference rate + 2.350% spread), (3)	4.827%	4/25/30	AAA	5,959,422
1,910	Structured Agency Credit Risk Notes, Series 2017-HQA3, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.927%	4/25/30	N/R	2,016,746
2,090	Structured Agency Credit Risk Notes, Series 2017-HQA3, (1-Month LIBOR reference rate + 4.750% spread), (3)	7.227%	10/25/24	A	2,317,386
765	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	4.300%	10/25/37	CCC	714,787
1,320	TMSQ Mortgage Trust, Series 2014-1500, 144A	3.963%	10/10/36	Baa1	1,293,659
928	Towd Point Mortgage Trust 2018-5, Series TPMT 2018-5, 144A	3.250%	7/25/58	AAA	923,947
2,552	Towd Point Mortgage Trust 2019-1, 144A	3.750%	3/25/58	AAA	2,592,214
1,312	Towd Point Mortgage Trust 2019-SJ1, 144A	3.750%	11/25/58	AAA	1,312,304
5,560	Towd Point Mortgage Trust 2019-SJ2, 144A	4.250%	11/25/58	AAA	5,593,252
3,470	Vericrest Opportunity Loan Transferee, Series 2017-NP11, 144A	4.625%	10/25/47	N/R	3,439,156
547	Vericrest Opportunity Loan Transferee, Series 2017-NPL9, 144A	3.125%	9/25/47	N/R	544,456
2,192	Vericrest Opportunity Loan Trust 2019-NPL2, 144A	3.967%	2/25/49	N/R	2,194,317
950	Vericrest Opportunity Loan Trust 2019-NPL3, 144A	3.967%	3/25/49	N/R	951,036
2,250	VNO Mortgage Trust, Series 2012-6AVE, 144A	3.448%	11/15/30	A–	2,242,377
3,655	VOLT LXXII LLC, Series VOLT 2018-NPL8, 144A	4.213%	10/26/48	N/R	3,679,029
3,329	VOLT LXXIII LLC, Series VOLT 2018-NPL9, 144A	4.458%	10/25/48	N/R	3,351,078
2,746	VOLT LXXIV LLC, Series VOLT 2018-NP10, 144A	4.581%	11/25/48	N/R	2,768,453
3,355	Wachovia Commercial Mortgage Trust, Pass-Through Certificates, Series 2005-C21, 144A	5.409%	10/15/44	Ca	717,198
900	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14	3.634%	11/25/36	D	848,357
1,470	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR	3.465%	1/25/37	N/R	1,342,246
1,336	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-5	6.000%	7/25/36	N/R	1,083,810
1,572	Washington Mutual Mortgage Securities Corporation. Mortgage Pass-Through Certificates, Series 2006-AR7, (12MTA reference rate + 0.980% spread), (3)	3.425%	7/25/46	Caa3	1,510,187
3,695	Wells Fargo Commercial Mortgage Trust 2016-C33	3.426%	3/15/59	Aaa	3,754,327
2,350	Wells Fargo Commercial Mortgage Trust 2017-C39	4.118%	9/15/50	A–	2,313,537
2,335	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-LC22	4.694%	9/15/58	BBB–	2,188,392
3,612	Wells Fargo Mortgage Backed Securities 2019-1 Trust, 144A	4.000%	11/25/48	AAA	3,651,564
2,430	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-C20, 144A	3.986%	5/15/47	N/R	1,892,092
1,720	WFRBS Commercial Mortgage Trust 2012-C8, Series WFRBS 2012-C8 E, 144A	5.055%	8/15/45	Baa3	1,693,938
$541,534	Total Mortgage-Backed Securities (cost $450,443,808)				451,446,113

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED SECURITIES – 14.0% (10.0% of Total Investments)

$2,356	AASET 2018-2 US Ltd, Series AASET 2018-2A A, 144A	4.454%	11/18/38	A	$2,388,222
1,550	Alm Loan Funding Trust, Series 2013-7RA, 144A, (3-Month LIBOR reference rate + 4.040% spread), (3)	6.637%	10/15/28	Baa3	1,549,930
2,620	Atlas Senior Loan Fund IX Ltd, 144A, (3-Month LIBOR reference rate + 2.550% spread), (3)	5.142%	4/20/28	BBB–	2,512,449
811	Avant Loans Funding Trust, Series 2017-B, 144A	3.380%	4/15/21	N/R	810,816
1,360	Avery Point CLO Limited, Series 2014-5A, 144A, (3-Month LIBOR reference rate + 3.100% spread), (3)	5.688%	7/17/26	Baa3	1,360,038
1,250	Avis Budget Rental Car Funding AESOP LLC, 144A	3.450%	3/20/23	Aaa	1,263,240
2,305	Bowman Park CLO Limited, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.350% spread), (3)	6.001%	11/23/25	BBB–	2,306,185
1,150	Carlyle Global Market Strategies CLO 2014-3R Ltd, 144A, (3-Month LIBOR reference rate + 2.950% spread), (3)	5.532%	7/27/31	BBB–	1,113,015
1,385	DB Master Finance LLC, 144A, (WI/DD)	3.787%	5/20/49	N/R	1,388,740
3,753	Domino’s Pizza Master Issuer LLC, Series DPABS 2017-1A A2II, 144A	3.082%	7/25/47	BBB+	3,707,441
1,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series STACR 2017-DNA2, 144A, (3-Month LIBOR reference rate + 1.100% spread), (3)	3.697%	7/15/31	AAA	991,225
3,535	GM Financial Automobile Leasing Trust 2019-1	3.950%	5/22/23	A–	3,558,626
4,075	Hertz Vehicle Financing II LP, 144A	3.710%	3/25/23	Aaa	4,126,041
2,500	Octagon Investment Partners XVII Ltd, 144A, (3-Month LIBOR reference rate + 2.500% spread), (3)	5.080%	1/25/31	BBB–	2,366,947
970	Octagon Investment Partners, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.500% spread), (3)	6.097%	4/15/26	A3	970,144
4,041	Prestige Auto Receivables Trust, Series 2016-2A, 144A	3.910%	11/15/22	BBB+	4,071,154
517	Prosper Marketplace Issuance Trust, Series 2017-2A, 144A	3.480%	9/15/23	BBB–	516,708
780	Seneca Park CLO Limited, Asset Backed Securities, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.500% spread), (3)	6.088%	7/17/26	Baa3	780,184
5,500	Sofi Consumer Loan Program Trust, Series 2016-3, 144A	4.490%	12/26/25	N/R	5,619,517
389	Sonic Capital LLC, 144A	4.026%	2/20/48	BBB	386,756
1,550	United Auto Credit Securitization Trust, Series 2017-1, 144A	5.090%	3/10/23	BBB–	1,562,957
821	Vantage Data Centers Issuer LLC, 144A	4.072%	2/16/43	A–	833,448
2,205	VoyaLO 2013-3 Ltd, Series INGIM 2013-3ARR, 144A, (3-Month LIBOR reference rate + 2.250% spread), (3)	4.851%	10/18/31	A	2,154,131
2,000	Westlake Auto Receivables Trust, Series 2017-1A, 144A	5.050%	8/15/24	BBB–	2,025,986
3,595	Westlake Auto Receivables Trust, Series 2017-2A, 144A	3.280%	12/15/22	AA–	3,595,385
$52,018	Total Asset-Backed Securities (cost $52,116,426)				51,959,285
	Total Long-Term Investments (cost $502,560,234)				503,405,398

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 5.0% (3.5% of Total Investments)

	REPURCHASE AGREEMENTS – 5.0% (3.5% of Total Investments)

$18,442	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/19, repurchase price $18,444,021, collateralized by $18,370,000 U.S. Treasury Notes, 2.500%, due 3/31/23, value $18,811,633	1.200%	4/01/19		$18,442,177
	Total Short-Term Investments (cost $18,442,177)				18,442,177
	Total Investments (cost $521,002,411) – 141.0%				521,847,575
	Borrowings – (39.8)% (4), (5)				(147,200,000)
	Other Assets Less Liabilities – (1.2)% (6)				(4,629,875)
	Net Assets Applicable to Common Shares – 100%				$370,017,700

JLS	Nuveen Mortgage Opportunity Term Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ Payable)
U.S. Treasury 10-Year Note	Short	(108)	6/19	$(13,225,815)	$(13,415,625)	$(189,810)	$30,375

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgage-Backed Securities	$—	$451,446,113	$—	$451,446,113
Asset-Backed Securities	—	51,959,285	—	51,959,285

Short-Term Investments:
Repurchase Agreements	—	18,442,177	—	18,442,177

Investments in Derivatives:
Futures Contracts*	(189,810)	—	—	(189,810)
Total	$(189,810)	$521,847,575	$—	$521,657,765

*	Represent net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)	Borrowings as a percentage of Total Investments is 28.2%.

(5)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(6)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

H15T1Y	U.S. Treasury Yield Curve Rate T Note Constant Maturity 1-Year.

I/O	Interest only security.

LIBOR	London Inter-Bank Offered Rate

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

12MTA	Federal Reserve U.S. 12-Month Cumulative Treasury Average 1-Year CMT.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.